Portfolio of Investments – as of December 31, 2024 (Unaudited)
Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 97.4% of Net Assets
	Aerospace & Defense — 4.4%
363,759	AAR Corp.(a)	$22,291,152
611,126	Cadre Holdings, Inc.	19,739,370
359,122	Hexcel Corp.	22,516,949
1,453,102	Kratos Defense & Security Solutions, Inc.(a)	38,332,831
		102,880,302
	Automobile Components — 3.1%
171,834	Dorman Products, Inc.(a)	22,261,095
233,555	Modine Manufacturing Co.(a)	27,076,031
295,131	Patrick Industries, Inc.	24,519,483
		73,856,609
	Banks — 0.9%
417,972	Bancorp, Inc.(a)	21,997,866
	Beverages — 1.3%
830,096	Vita Coco Co., Inc.(a)	30,638,843
	Biotechnology — 7.9%
243,101	Agios Pharmaceuticals, Inc.(a)	7,988,299
655,679	Alkermes PLC(a)	18,857,328
372,645	Insmed, Inc.(a)	25,727,411
337,488	Mirum Pharmaceuticals, Inc.(a)	13,955,129
360,957	Rhythm Pharmaceuticals, Inc.(a)	20,206,373
453,491	Scholar Rock Holding Corp.(a)	19,599,881
589,876	Vericel Corp.(a)	32,390,091
818,152	Viridian Therapeutics, Inc.(a)	15,683,974
637,762	Xencor, Inc.(a)	14,655,770
401,139	Xenon Pharmaceuticals, Inc.(a)	15,724,649
		184,788,905
	Building Products — 1.7%
408,770	AZEK Co., Inc.(a)	19,404,312
56,059	CSW Industrials, Inc.	19,777,615
		39,181,927
	Capital Markets — 5.1%
216,942	Hamilton Lane, Inc., Class A	32,118,263
462,957	Marex Group PLC	14,430,370
110,016	Piper Sandler Cos.	32,999,299
250,072	PJT Partners, Inc., Class A	39,463,862
		119,011,794
	Commercial Services & Supplies — 3.2%
1,551,238	ACV Auctions, Inc., Class A(a)	33,506,741
386,554	Casella Waste Systems, Inc., Class A(a)	40,901,279
		74,408,020
	Construction & Engineering — 4.4%
296,532	Arcosa, Inc.	28,686,506
423,934	Construction Partners, Inc., Class A(a)	37,501,201
215,493	Sterling Infrastructure, Inc.(a)	36,299,796
		102,487,503
	Diversified Consumer Services — 2.7%
162,271	Grand Canyon Education, Inc.(a)	26,579,990
894,149	OneSpaWorld Holdings Ltd.	17,793,565
179,754	Stride, Inc.(a)	18,681,833
		63,055,388
	Electronic Equipment, Instruments & Components — 4.3%
220,709	Advanced Energy Industries, Inc.	25,520,582
274,987	Itron, Inc.(a)	29,858,088
164,203	Novanta, Inc.(a)	25,085,292
265,267	PAR Technology Corp.(a)	19,276,953
		99,740,915
	Energy Equipment & Services — 4.1%
551,626	Cactus, Inc., Class A	32,192,893
Shares	Description	Value (†)
	Energy Equipment & Services — continued
413,309	Noble Corp. PLC	$12,977,902
1,042,884	Oceaneering International, Inc.(a)	27,198,415
339,225	Weatherford International PLC	24,298,687
		96,667,897
	Financial Services — 1.5%
727,421	EVERTEC, Inc.	25,117,847
104,414	Walker & Dunlop, Inc.	10,150,085
		35,267,932
	Ground Transportation — 0.8%
798,492	RXO, Inc.(a)	19,036,049
	Health Care Equipment & Supplies — 5.8%
72,181	Establishment Labs Holdings, Inc.(a)	3,325,378
234,521	Glaukos Corp.(a)	35,164,079
180,334	Integer Holdings Corp.(a)	23,897,862
397,758	Merit Medical Systems, Inc.(a)	38,471,154
429,247	PROCEPT BioRobotics Corp.(a)	34,562,968
		135,421,441
	Health Care Providers & Services — 4.7%
186,258	Astrana Health, Inc.(a)	5,872,715
165,216	Ensign Group, Inc.	21,950,598
330,435	HealthEquity, Inc.(a)	31,705,238
1,047,013	NeoGenomics, Inc.(a)	17,254,774
487,297	RadNet, Inc.(a)	34,032,823
		110,816,148
	Hotels, Restaurants & Leisure — 2.1%
1,270,257	Life Time Group Holdings, Inc.(a)	28,098,085
124,022	Texas Roadhouse, Inc.	22,377,289
		50,475,374
	Household Durables — 1.2%
26,678	Cavco Industries, Inc.(a)	11,904,524
99,102	Installed Building Products, Inc.	17,367,626
		29,272,150
	Insurance — 1.8%
666,376	Baldwin Insurance Group, Inc.(a)	25,828,734
36,125	Kinsale Capital Group, Inc.	16,802,821
		42,631,555
	Interactive Media & Services — 0.9%
552,920	Cargurus, Inc.(a)	20,203,697
	IT Services — 1.4%
1,448,270	Grid Dynamics Holdings, Inc.(a)	32,209,525
	Machinery — 3.7%
248,720	ESCO Technologies, Inc.	33,131,991
722,533	Kornit Digital Ltd.(a)	22,362,396
101,226	RBC Bearings, Inc.(a)	30,280,746
		85,775,133
	Metals & Mining — 1.0%
418,622	ATI, Inc.(a)	23,040,955
	Oil, Gas & Consumable Fuels — 0.9%
924,658	Magnolia Oil & Gas Corp., Class A	21,618,504
	Personal Care Products — 2.1%
335,071	BellRing Brands, Inc.(a)	25,244,249
180,430	Interparfums, Inc.	23,728,350
		48,972,599
	Pharmaceuticals — 4.4%
169,323	Axsome Therapeutics, Inc.(a)	14,326,419
232,087	Ligand Pharmaceuticals, Inc.(a)	24,868,122
650,148	Supernus Pharmaceuticals, Inc.(a)	23,509,352

Shares	Description	Value (†)
	Pharmaceuticals — continued
630,058	Verona Pharma PLC, ADR(a)	$29,259,893
970,489	WaVe Life Sciences Ltd.(a)	12,004,949
		103,968,735
	Professional Services — 2.0%
184,777	Huron Consulting Group, Inc.(a)	22,960,390
401,042	KBR, Inc.	23,232,363
		46,192,753
	Semiconductors & Semiconductor Equipment — 4.2%
317,492	MACOM Technology Solutions Holdings, Inc.(a)	41,245,386
130,010	Onto Innovation, Inc.(a)	21,668,766
185,286	Silicon Laboratories, Inc.(a)	23,016,227
425,866	Veeco Instruments, Inc.(a)	11,413,209
		97,343,588
	Software — 11.2%
284,941	Agilysys, Inc.(a)	37,529,579
1,111,366	Clearwater Analytics Holdings, Inc., Class A(a)	30,584,792
734,665	Intapp, Inc.(a)	47,084,680
358,759	Procore Technologies, Inc.(a)	26,881,812
274,026	Tenable Holdings, Inc.(a)	10,791,144
713,318	Varonis Systems, Inc.(a)	31,692,719
888,243	Vertex, Inc., Class A(a)	47,387,764
276,249	Workiva, Inc.(a)	30,249,265
		262,201,755
	Specialty Retail — 1.7%
96,415	Boot Barn Holdings, Inc.(a)	14,637,725
1,010,816	Warby Parker, Inc., Class A(a)	24,471,856
		39,109,581
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.7%
184,391	Columbia Sportswear Co.	$15,475,937
	Trading Companies & Distributors — 2.2%
138,221	Applied Industrial Technologies, Inc.	33,099,783
143,919	SiteOne Landscape Supply, Inc.(a)	18,964,207
		52,063,990
	Total Common Stocks (Identified Cost $1,640,379,979)	2,279,813,370

Principal Amount
Short-Term Investments — 3.0%
$70,562,763	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $70,572,564 on 1/02/2025 collateralized by $56,751,700 U.S. Treasury Inflation Indexed Note, 0.375% due 1/15/2027 valued at $71,974,071 including accrued interest(b) (Identified Cost $70,562,763)	70,562,763
	Total Investments — 100.4% (Identified Cost $1,710,942,742)	2,350,376,133
	Other assets less liabilities — (0.4)%	(9,442,862)
	Net Assets — 100.0%	$2,340,933,271

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,279,813,370	$ —	$ —	$2,279,813,370
Short-Term Investments	—	70,562,763	—	70,562,763
Total Investments	$2,279,813,370	$70,562,763	$—	$2,350,376,133

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2024 (Unaudited)
Software	11.2%
Biotechnology	7.9
Health Care Equipment & Supplies	5.8
Capital Markets	5.1
Health Care Providers & Services	4.7
Pharmaceuticals	4.4
Aerospace & Defense	4.4
Construction & Engineering	4.4
Electronic Equipment, Instruments & Components	4.3
Semiconductors & Semiconductor Equipment	4.2
Energy Equipment & Services	4.1
Machinery	3.7
Commercial Services & Supplies	3.2
Automobile Components	3.1
Diversified Consumer Services	2.7
Trading Companies & Distributors	2.2
Hotels, Restaurants & Leisure	2.1
Personal Care Products	2.1
Professional Services	2.0
Other Investments, less than 2% each	15.8
Short-Term Investments	3.0
Total Investments	100.4
Other assets less liabilities	(0.4)
Net Assets	100.0%